Stock And Unit-Based Compensation - Summary of Restricted Stock Unit (RSU) (Detail) - RSU [Member]	9 Months Ended
Sep. 30, 2020 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted | shares	148,876
Ending balance | shares	148,876
Granted | $ / shares	$ 22.29
Ending balance | $ / shares	$ 22.29